Intangible Assets - Goodwill Impairment (Details) - Goodwill - Discounted cash flow	12 Months Ended
Dec. 31, 2018
Intangible assets
Earnings projections period for goodwill impairment testing	10 years
Current loan expansion multiplier	1.9
Assumed market share percentage at year six and onwards	17.80%
Long-run cash flows growth rate in baseline scenario	4.50%
Discount rate (real terms) percentage computed by using CAPM	9.00%
Discount rate was computed by using CAPM	8.40%
Bank sensitivity analysed discounts rates one	8.00%
Bank sensitivity analysed discounts rates two	10.00%